Supplement to the Current Prospectus

MFS(R) Mid Cap Value Fund

Effective January 1, 2008, the section entitled "Expense Summary" is restated in its entirety as follows:

EXPENSE SUMMARY

This table describes the fees and expenses that you may pay when you buy, redeem, and hold shares of the fund. The annual fund operating expenses are based on expenses incurred during the fund's most recently completed fiscal year, adjusted to reflect annualized expenses and current fee arrangements. The fund's annual operating expenses may vary in future years.

Shareholder Fees (fees paid directly from your investment):
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Share Class                   A and 529A B and   C and 529C  I     All R
                                           529B
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Maximum Sales Charge (Load)      5.75%    0.00%    0.00%     N/A     N/A
Imposed on Purchases (as a
percentage of offering price).
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Maximum Deferred Sales Charge     See     4.00%    1.00%     N/A     N/A
(Load) (as a percentage of
original purchase price or
redemption proceeds,
whichever is less)............ Below(#)
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Annual Fund Operating Expenses (expenses that are deducted from fund assets):
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Share Class                                 A       B        C        I
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Management Fee........................... 0.75%   0.75%    0.75%    0.75%
Distribution and/or Service (12b-1)
Fees(1).................................. 0.35%   1.00%    1.00%     N/A
Other Expenses(2)........................ 0.35%   0.35%    0.35%    0.35%
                                          -----   -----    -----    -----
Total Annual Fund Operating Expenses(2).. 1.45%   2.10%    2.10%    1.10%
      Fee Reductions(3)..................(0.10)% (0.10)%  (0.10)%  (0.10)%
                                         ------- -------  -------  -------
Net Expenses(2).......................... 1.35%   2.00%    2.00%    1.00%

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Share Class                                 529A       529B        529C
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Management Fee...........................  0.75%       0.75%       0.75%
Distribution and/or Service (12b-1)
Fees(1)..................................  0.35%       1.00%       1.00%
Other Expenses(2)........................  0.60%       0.60%       0.60%
                                           -----       -----       -----
Total Annual Fund Operating Expenses(2)..  1.70%       2.35%       2.35%
      Fee Reductions(3).................. (0.10)%     (0.10)%     (0.10)%
                                          -------     -------     -------
Net Expenses(2)..........................  1.60%       2.25%       2.25%

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Share Class                                  R          R1          R2
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Management Fee...........................  0.75%       0.75%       0.75%
Distribution and/or Service (12b-1)
Fees(1)..................................  0.50%       0.75%       0.50%
Other Expenses(2)........................  0.35%       0.70%       0.35%
                                           -----       -----       -----
Total Annual Fund Operating Expenses(2)..  1.60%       2.20%       1.60%
      Fee Reductions(3).................. (0.10)%     (0.10)%     (0.10)%
                                          -------     -------     -------
Net Expenses(2)..........................  1.50%       2.10%       1.50%

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Share Class                                  R3         R4          R5
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Management Fee...........................  0.75%       0.75%       0.75%
Distribution and/or Service (12b-1)
Fees(1)..................................  0.50%       0.25%        N/A
Other Expenses(2)........................  0.35%       0.35%       0.35%
                                           -----       -----       -----
Total Annual Fund Operating Expenses(2)..  1.60%       1.35%       1.10%
      Fee Reductions(3).................. (0.10)%     (0.10)%     (0.10)%
                                          -------     -------     -------
Net Expenses(2)..........................  1.50%       1.25%       1.00%

# A contingent deferred sales charge (referred to as a CDSC) of 1% may be deducted from your redemption proceeds if you buy $1 million or more of Class A shares or if you are investing through a retirement plan and your Class A purchase meets certain requirements and you redeem your investment within 12 months of your purchase. Class 529A shares are not subject to any CDSC.
(1) The fund's Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund's Class A, Class B, Class C, Class 529A, Class 529B, Class 529C, Class R, Class R1, Class R2, Class R3, and Class R4 shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "Distribution and Service Fees."
(2) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower. Also, "Other Expenses" include the estimated payment of a portion of the transfer-agent-related expenses of the MFS funds that invest in the fund ("MFS Funds-of-Funds"). See "Management of the Fund - Special Servicing Agreement." For the 529 classes only, "Other Expenses" include the program management fee described under "Management of the Fund." In addition, qualified tuition program accounts for which MFD serves as program manager are generally subject to a $25 annual account maintenance fee. Other qualified tuition program accounts may be subject to other account fees. Please see the program description and materials available from your financial intermediary for details about these account fees. For Class R1 shares only, "Other Expenses" also include an annual retirement plan administration and services fee equal to 0.35% paid by the fund from assets attributable to Class R1 shares to MFS for the provision by MFS, either directly or through other affiliated and/or unaffiliated entities, of various administrative, recordkeeping and communication/educational services.
(3) MFS has agreed in writing to bear the fund's expenses such that "Other Expenses," determined without giving effect to the expense offset arrangement described above, do not exceed 0.25% annually for each of Class A, Class B, Class C, Class I, Class R, Class R2, Class R3, Class R4, and Class R5 shares, 0.50% annually for each of Class 529A, Class 529B, and Class 529C shares, and 0.60% annually for Class R1 shares. This written agreement excludes management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until at least January 31, 2009.

Example of Expenses

These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the period during which any written fee reductions are in effect (see "Expense Summary - Expense Table" above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:

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Share Class                              1 Year  3 Years  5 Years  10 Years
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A Shares                                   $705     $998   $1,313    $2,202
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B Shares(1)
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      Assuming Redemption at End of
Period                                     $603     $948   $1,320    $2,423
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      Assuming No Redemption               $203     $648   $1,120    $2,423
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C Shares
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      Assuming Redemption at End of
Period                                     $303     $648   $1,120    $2,423
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      Assuming No Redemption               $203     $648   $1,120    $2,423
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I Shares                                   $102     $340     $597    $1,331
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529A Shares                                $728   $1,071   $1,436    $2,460
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529B Shares(1)
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      Assuming Redemption at End of
Period                                     $628   $1,024   $1,446    $2,678
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      Assuming No Redemption               $228     $724   $1,246    $2,678
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529C Shares
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      Assuming Redemption at End of
Period                                     $328     $724   $1,246    $2,678
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      Assuming No Redemption               $228     $724   $1,246    $2,678
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R Shares                                   $153     $495     $861    $1,892
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R1 Shares                                  $213     $679   $1,171    $2,526
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R2 Shares                                  $153     $495     $861    $1,892
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R3 Shares                                  $153     $495     $861    $1,892
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R4 Shares                                  $127     $418     $730    $1,615
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R5 Shares                                  $102     $340     $597    $1,331
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(1)  Class B shares convert to class A shares and class 529B shares convert to class 529A shares, approximately eight years after purchase; therefore, years nine and ten reflect class A and class 529A expenses, respectively.


Effective January 1, 2008, the second paragraph under the sub-section entitled "Administrator" under the main heading "Management of the Fund" is hereby restated as follows:

In addition, MFS provides, either directly or through affiliated and/or unaffiliated entities, certain administrative, recordkeeping, and communication/educational services to the retirement plans and retirement plan participants which invest in Class R1 shares under a Master Class R Administration and Services Agreement. Under the Agreement, the fund pays an annual fee to MFS for these services equal to 0.35% of the average daily net assets attributable to Class R1 shares.

Effective January 1, 2008, the following sub-section entitled "Special Servicing Agreement" is added to the end of the section entitled "Management of the Fund":

Special Servicing Agreement

Under a Special Servicing Agreement among MFS, each MFS Fund-of-Funds and the fund, the fund may pay a portion of the transfer-agent-related expenses of each MFS Fund-of-Funds, including sub-accounting fees payable to financial intermediaries, to the extent that such payments are less than the amount of the benefits realized or expected to be realized by the fund from the investment in the fund by the MFS Fund-of-Funds.


                 The date of this supplement is January 1, 2008.